Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
Schedule of Straight-Line Method Over Estimated Useful Lives

Property, equipment and software are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the following estimated useful lives:

Category	Estimated useful life
Furniture and electronic equipment	3 years
Vehicles	10 years
Software	5 years
Leasehold improvements	Shorter of expected lives of leasehold improvements and lease term

Schedule of Estimated Useful Life for the Intangible Assets	The estimated useful life for the intangible assets is as follows:
Category	Estimated useful life
Customer relationships	3 years
Trade names	10 years
Developed technology	7 years

Schedule of Concentration of Sales Revenues

Disclosure of details regarding the Company’s top five customers in respect of the concentration of sales revenues generated from third-party customers:

	For the six months Ended
	June 30, 2025		June 30, 2026
	RMB		RMB

Customer A	-	-	2,523	12.97%
Customer B	-	-	2,509	12.90%
Customer C	-	-	2,501	12.86%
Customer D	-	-	2,464	12.67%
Customer E	-	-	2,049	10.54%
Total	-	-	12,046	61.94%

Disclosure of details regarding the Company’s top five suppliers in respect of the concentration of sales costs generated from third-party suppliers:

	For the six months Ended
	June 30, 2025		June 30, 2026
	RMB		RMB

Supplier A	-	-	2,587	14.21%
Supplier B	-	-	2,497	13.72%
Supplier C	-	-	2,484	13.64%
Supplier D	-	-	2,476	13.60%
Supplier E	-	-	2,440	13.40%
Total	-	-	12,484	68.57%